Segments - Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segment
Net revenues	$ 107,148	$ 88,565
Cost of revenues	(77,270)	(62,579)
Gross profit	29,878	25,986
Marketing Solutions
Segment
Net revenues	97,601	84,349
Cost of revenues	(74,768)	(61,539)
Gross profit	22,833	22,810
Marketing Solutions | Sales agent
Segment
Net revenues	2,543	3,030
Gross profit	2,543	3,030
Marketing Solutions | Cost-plus
Segment
Net revenues	10,486	7,298
Gross profit	10,486	7,298
Marketing Solutions | Specified actions
Segment
Net revenues	84,572	74,021
Cost of revenues	(74,768)	(61,539)
Gross profit	9,804	12,482
Enterprise Solutions | SaaS products offering
Segment
Net revenues	9,547	4,216
Cost of revenues	(2,502)	(1,040)
Gross profit	$ 7,045	$ 3,176